SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Restricted cash and cash equivalents	$ 0
Restricted cash
Restriction on cash collateral amount	5,171,000
Maximum maturity term of Notes receivable	6 months
Warrant liabilities
Reconciliation of warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	440,000
Unrealized losses	399,000
Balance at the end of the period	$ 839,000